RELATED PARTY TRANSACTIONS (Schedule of transactions with related parties including key management personnel) (Details) - USD ($)	12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Related Party Transactions [Abstract]
Consulting fees paid to a director	$ 125,000	$ 240,000	$ 0
Amounts paid to CEO or companies controlled by CEO for leases	1,239,090	1,203,000	10,368,616
Amounts paid to CEO or companies controlled by CEO for repayments of promissory note	6,584,146	7,162,500
Amounts paid to CEO or companies controlled by CEO for remuneration	200,000	267,119
Salary paid to directors and officers	398,950	496,807	499,710
Share based compensation including warrants and stock options for directors and officers	153,426	251,333	360,610
Convertible debenture interest paid to directors and officers			18,346
Lease payments made to SDP Development	0	209,176	228,192
Expenses from transactions with related party	$ 8,700,612	$ 9,829,935	$ 11,475,474